Lines of Businesses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of principal businesses	2
Revenue	$ 14,479	$ 14,680	$ 13,816
United Kingdom
Segment Reporting Information [Line Items]
Revenue	$ 2,300	$ 2,200	$ 2,100
Percentage of total revenue	16.00%	15.00%	15.00%